FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: February 14, 2006

            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):
                           [ ]     is a restatement.
                           [ ]     adds new holdings entries.

Name:   Litman/Gregory Fund Advisors LLC
Addess: 4 Orinda Way, Suite 230-D
        Orinda, CA 94563

Form 13F File Number:

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John M. Coughlin

Title:  Chief Operating Officer

Phone:  925-253-5213

Signature, Place, and Date of Signing:

/s/ John M. Coughlin
--------------------------------------------------------------------------------
[Signature]

Orinda, California
--------------------------------------------------------------------------------
[City, State]

11/10/2005
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0
                                                ---------------
Form 13F Information Table Entry Total:                      18
                                                ---------------
Form 13F Information Table Value Total:         $       255,406
                                                ---------------
                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                        Litman/Gregory Fund Advisors LLC
                           Form 13-F Information Table
                            as of February 14, 2006


                            TITLE OF                    VALUE    SHARES/    SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              CLASS            CUSIP    (X$1000)   PRN AMT    PRN  CALL  DSCRETN MANAGERS    SOLE     SHARED    NONE
--------------------------- -------        --------- ----------- ---------  ---  ----  ------- --------  --------- --------  ------
AON                          com            037389103     23,547     655,000 SH        Sole     0         655,000
CEMEX SA de CV               SPONSORED ADR  '151290889    31,442     529,954 SH        Sole     0         529,954
COMCAST CORP Class A         com            20030N101        882      33,967 SH        Sole     0          33,967
COMCAST CORP Special Class A com            20030N200     14,695     572,000 SH        Sole     0         572,000
DELL Inc.                    com            24702R101     29,990   1,000,000 SH        Sole     0       1,000,000
DIRECTV Group Inc            com            25459L106     20,745   1,469,200 SH        Sole     0       1,469,200
Discovery Holdings           com            25468Y107      2,942     194,200 SH        Sole     0         194,200
Disney                       com            254687106     13,567     566,000 SH        Sole     0         566,000
FEDEX CORP                   com            31428X106     20,988     203,000 SH        Sole     0         203,000
General Motors Corporation   com            370442105     12,895     664,000 SH        Sole     0         664,000
KONNKLIJKE PHILIPS
     ELECTRS N V             NY REGISTRY
                                SH NEW 2000 '500472303    24,103     775,000 SH        Sole     0         775,000
 Level 3 Communications      com            52729N100     13,489   4,700,000 SH        Sole     0       4,700,000
 Level 3 Communications      convertible
                                bond        52729NBE9      7,604   7,183,000 PRN       Sole     0       7,183,000
 Liberty Media Corp          com            '530718105    21,028   2,672,000 SH        Sole     0       2,672,000
FAIRFAX FINL HLDGS LTD       sub vtg com    303901102      8,673      60,500 SH        Sole     0          60,500
FAIRFAX FINL HLDGS LTD       sub vtg com    303901593      2,882      20,000 SH        Sole     0          20,000
TELEPHONE + DATA SYS INC     special commom 879433860      2,907      84,000 sh        Sole     0          84,000
TELEPHONE + DATA SYS INC     com            879433100      3,027      84,000 sh        Sole     0          84,000

                                                         255,406  21,465,821                           21,465,821


